Schedule V (details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reinsurance recoverables [Member]
Schedule V [Roll Forward]
Valuation and qualifying accounts, balance at beginning of period	$ 258	$ 345	$ 363
Valuation and qualifying accounts, charged to other accounts	2
Valuation and qualifying accounts, deductions	21	87	18
Valuation and qualifying accounts, balance at end of period	239	258	345
Allowance for uncollectible premiums receivable from underwriting activities [Member]
Schedule V [Roll Forward]
Valuation and qualifying accounts, balance at beginning of period	76	83	116
Valuation and qualifying accounts, charged to costs and expenses	48	44	23
Valuation and qualifying accounts, deductions	49	51	56
Valuation and qualifying accounts, balance at end of period	75	76	83
Allowance for uncollectible deductibles [Member]
Schedule V [Roll Forward]
Valuation and qualifying accounts, balance at beginning of period	41	40	37
Valuation and qualifying accounts, charged to costs and expenses	1	4	6
Valuation and qualifying accounts, deductions	3	3	3
Valuation and qualifying accounts, balance at end of period	$ 39	$ 41	$ 40